Non-Controlling Interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-Controlling Interests
24.	Non-Controlling Interests

Set out below is information about our subsidiaries with non-controlling interests and the non-controlling interest balances included in equity.

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2018	December 31, 2017
Carmen de Andacollo	Region IV, Chile	10%	$32	$34
Quebrada Blanca (a)	Region I, Chile	10%	10	30
Elkview Mine Limited Partnership	British Columbia, Canada	5%	59	53
Compañía Minera Zafranal S.A.C.	Arequipa Region, Peru	20%	33	25

			$134	$142

a)

During the year ended December 31, 2018, we acquired an additional 13.5% interest in QBSA (Note 5(a)). The total fair value of the transaction of $175 million was recorded as a reduction of our non-controlling interests by $16 million and equity by $159 million.